EVENTS SUBSEQUENT TO BALANCE DATE (Details) $ in Millions	Aug. 26, 2026 USD ($)	Jul. 07, 2026 USD ($) shares	Jul. 01, 2026 USD ($) a	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Small Business Innovation Research (SBIR) Funding Program
Disclosure of non-adjusting events after reporting period [line items]
Government grants				$ 99.0	$ 1.3
Major purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Purchase price for assets			$ 3.0
Area of owned property | a			1,200
Area of lease | a			1,300
Share Placement
Disclosure of non-adjusting events after reporting period [line items]
Number of ordinary shares authorized in firm commitments (in shares) | shares		2,275,000
Depositary share equivalent, ordinary shares | shares		10
Gross proceeds to be received from ordinary shares		$ 50.0
Government Grants | Small Business Innovation Research (SBIR) Funding Program
Disclosure of non-adjusting events after reporting period [line items]
Government grants	$ 26.7